Non Purchased Loans - Aging Analysis of Past Due Loans, Segregated by Class (Detail) - Financial assets non purchased loans [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 2,290	$ 3,193
Total Past Due Loans	3,575	16,034
Current Loans	568,272	490,251
Total Gross Loans	571,847	588,475
Accruing Loans 90 or more Days Past Due	154	14
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,971	3,003
Total Past Due Loans	2,866	15,430
Current Loans	461,910	361,828
Total Gross Loans	464,776	459,448
Accruing Loans 90 or more Days Past Due	140
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	6	112
Total Past Due Loans	6	736
Current Loans	71,892	65,692
Total Gross Loans	71,898	42,677
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	130	183
Total Past Due Loans	163	210
Current Loans	12,951	15,385
Total Gross Loans	13,114	15,616
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,678	1,301
Total Past Due Loans	1,970	3,893
Current Loans	96,555	83,738
Total Gross Loans	98,525	94,280
Accruing Loans 90 or more Days Past Due	140
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	157	1,407
Total Past Due Loans	727	10,591
Current Loans	280,512	197,013
Total Gross Loans	281,239	306,875
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	208	99
Total Past Due Loans	584	504
Current Loans	92,538	115,716
Total Gross Loans	93,122	116,220
Accruing Loans 90 or more Days Past Due		5
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	205	97
Total Past Due Loans	581	502
Current Loans	91,920	115,177
Total Gross Loans	92,501	115,679
Accruing Loans 90 or more Days Past Due		5
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3	2
Total Past Due Loans	3	2
Current Loans	618	539
Total Gross Loans	621	541
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	111	91
Total Past Due Loans	125	100
Current Loans	13,824	12,707
Total Gross Loans	13,949	12,807
Accruing Loans 90 or more Days Past Due	14	9
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	35	25
Total Past Due Loans	47	34
Current Loans	1,916	1,844
Total Gross Loans	1,963	1,878
Accruing Loans 90 or more Days Past Due	12	9
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	76	66
Total Past Due Loans	78	66
Current Loans	11,908	10,863
Total Gross Loans	11,986	10,929
Accruing Loans 90 or more Days Past Due	2
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,285	1,435
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	895	1,021
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	33	75
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	292	246
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	570	700
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	376	405
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	376	405
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	14	9
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	12	$ 9
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 2